Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Laboratory inventories	443	420	353
Inventories write‑down	(33)	(33)	(33)
Total inventories	410	387	320